Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated other comprehensive (loss) income
Accumulated Other Comprehensive Income (Loss), Qualifying Cash Flow Hedging Instruments	$ (306)	$ 2,295	$ 2,923	$ (58,723)
Accumulated Other Comprehensive Income (Loss), Pension Adjustments	(22,941)	(17,539)	(10,294)	(23,338)
Accumulated Other Comprehensive Income (Loss), Unrealized Gain on Available for Sale Marketable Securities	(656)	7,073	5,837
Accumulated Other Comprehensive Income (Loss), Total	(23,903)	(8,171)	(1,534)	(82,061)
Other comprehensive (loss) income, Qualifying cash flow hedging instruments	(2,601)	(628)	61,646
Other comprehensive (loss) income, Pension adjustments	(5,402)	(7,245)	13,044
Other Comprehensive (loss) income, Unrealized gain on available for sale marketable securities	(7,729)	1,236	5,837
Other comprehensive income (loss)	$ (16,678)	$ (6,528)	$ 89,522